Future Minimum Contractual Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Future Minimum Non-cancellable Contractual Revenue - Operating Lease, payments to be received

Period	Amount
2026	$752,489
2027	441,346
2028	302,994
2029	192,393
2030	61,948
2031 and thereafter	132,885
Total	$1,884,055